Regulatory Matters	12 Months Ended
Dec. 31, 2011
Regulatory Matters
Regulatory Matters
16.	Regulatory Matters

The Bank is subject to regulatory capital requirements administered by the federal banking agencies. Capital adequacy guidelines and additionally for banks, prompt corrective action regulations, involve quantitative measures of assets, liabilities, and certain off-balance-sheet items calculated under regulatory accounting practices. Capital amounts and classifications are also subject to qualitative judgments by regulators. Failure to meet capital requirements can initiate regulatory action. Management believes as of December 31, 2011, the Bank meets all capital adequacy requirements to which it is subject.

Prompt corrective action regulations provide five classifications: well capitalized, adequately capitalized, undercapitalized, significantly undercapitalized, and critically undercapitalized, although these terms are not used to represent overall financial condition. If adequately capitalized, regulatory approval is required to accept brokered deposits. If undercapitalized, capital distributions are limited, as is asset growth and expansion, and capital restoration plans are required. At year-end 2011 and 2010, the most recent regulatory notifications categorized the Bank as well capitalized under the regulatory framework for prompt corrective action. There are no conditions or events since that notification that management believes have changed the institution’s category.

The Bank's actual capital amounts and ratios are as follows:

					To Be Well
					Capitalized Under
			For Capital		Prompt Corrective
	Actual		Adequacy Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2011:
Total Capital
(to Risk Weighted Assets)	$64,045,250	15.62%	$32,798,038	8%	$40,997,548	10%
Tier I Capital
(to Risk Weighted Assets)	$61,145,725	14.91%	$16,399,019	4%	$24,598,529	6%
Tier I Capital
(to Average Assets)	$61,145,725	9.62%	$25,432,984	4%	$31,791,230	5%

As of December 31, 2010:
Total Capital
(to Risk Weighted Assets)	$61,963,691	15.15%	$32,714,122	8%	$40,892,652	10%
Tier I Capital
(to Risk Weighted Assets)	$57,687,242	14.11%	$16,357,061	4%	$24,535,591	6%
Tier I Capital
(to Average Assets)	$57,687,242	9.17%	$25,155,277	4%	$31,444,096	5%

The following represents a reconciliation of Bank capital to regulatory capital as of December 31:

	December 31,
	2011	2010

GAAP equity	$83,061,936	$75,132,251
Accumulated other comprehensive income	2,122,238	6,157,097
Goodwill, net of applicable deferred taxes	(23,271,490)	(22,728,230)
Intangible assets, net of applicable deferred taxes	(714,724)	(820,356)
Disallowed portion of mortgage servicing rights	(52,235)	(53,520)
Tier 1 Capital	$61,145,725	$57,687,242

General regulatory allowance for loan losses	2,899,525	4,276,449
Total Capital	$64,045,250	$61,963,691

The Qualified Thrift Lender test requires at least 65% of assets be maintained in housing-related finance and other specified areas. If this test is not met, limits are placed on growth, branching, new investments, Federal Home Loan Bank advances and new dividends. Management believes this test is met.